Securities Available for Sale, Other-Than-Temporary Impairment (OTTI), Included in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	711	940	1,667
Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	423	672	1,012
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	423	672	1,012
US States and Political Subdivisions [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	2	16	7
Residential [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	252	175	595
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	252	175	591
Commercial [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	101	120	137
Federal agencies [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	0	267	0
Corporate debt securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	3	10	69
Collateralized debt obligations [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	1	15	125
Other Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	64	69	79
Equity Securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	118	20	82
Perpetual preferred securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	96	15	50
Other equity securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	$ 22	$ 5	$ 32